Due From/(To) Related Parties - Schedule of Due To Related Party (Details) - USD ($)	Dec. 31, 2025		Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Mr Tingjun Yang [Member]
Due to related parties – non-current
Due to a related party – non-current	$ 62,200		$ 63,000		$ 0	$ 0
Guangzhou Sanyi Network [Member]
Due to related parties – non-current
Due to a related party – non-current	$ 0	[1]	1,619,884	[1]	0	0
Mr. Shu Sang Joseph Law [Member]
Due to related parties – non-current
Due to a related party – non-current			0		0	132,284
Related Party [Member]
Due to related parties – non-current
Due to a related party – non-current			$ 1,682,884		$ 0	$ 132,284

[1]	On December 25, 2025, the Company sold its remaining 40% equity interest in Guangzhou Sanyi Network, completing the full divestment of the entity.